Interest-bearing Financial Liabilities - Additional Information (Detail) - PHP (₱) ₱ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Abstract]
Unamortized Debt Discount	₱ 418,000	₱ 525,000	₱ 631,000
Percentage of dollar portion of debt	13.00%	20.00%
Consolidated future minimum payments for finance leases and the long-term portion of obligations under finance leases	₱ 514	₱ 679